Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 17.1%
136 River Apartments
TBD% - 5.940% due 09/01/2028 «~µ	$13,419	$13,416
TBD% due 09/01/2043 «~µ	4,970	4,970
3412 Victoria TBD% due 04/01/2044 «~µ	2,980	2,980
3981 Meier St. Los Angeles TBD% due 04/01/2044 «~µ	3,479	3,479
4345 Matilja TBD% due 04/01/2044 «~µ	4,177	4,177
5625 Case TBD% due 04/01/2044 «~µ	4,402	4,402
8911 Ramsgate TBD% due 04/01/2044 «~µ	4,413	4,413
AM Bidco Operations LLC TBD% - 8.500% (TSFR3M + 0.000%) due 10/21/2027 «~µ(f)	10,470	8,672
Anchor Senior Living 6.020% due 10/01/2042 «~(f)	13,175	14,049
California Housing Finance Agency
TBD% due 04/01/2044 «~µ	3,754	3,754
TBD% - 5.840% due 04/01/2028 «~µ	39,566	39,503
Cambridge House II TBD% - 6.500% due 02/01/2027 «~µ	8,200	8,191
Camelot Apartments LLC 7.000% due 09/12/2026 «~	7,295	7,291
City of Woodland 4.400% due 09/01/2034 «~(f)	13,239	12,839
Crossroads Square Partners LP 7.000% due 10/13/2026 «~	7,070	7,066
Fairbanks Square Affordable Housing 6.070% due 10/01/2030 «~	5,905	6,044
Fairhaven Glen
TBD% due 12/12/2041 «~µ	890	890
TBD% - 6.024% due 01/01/2067 «~	12,210	12,176
TBD% - 9.710% due 11/01/2027 «~µ	10,105	10,086
Falcon PK
TBD% due 11/01/2026 «~µ	2,800	2,800
TBD% - 6.024% due 10/26/2063 «~µ	13,900	14,295
Federal Building 10 8.000% due 07/31/2026 «~	4,000	4,002
La Serena TBD% - 7.500% due 01/04/2027 «~	17,420	17,397
Laurel Wood Apartments TBD% - 6.500% due 01/01/2043 «~µ	15,225	15,236
MacArthur Place Borrower LLC TBD% - 7.250% due 09/30/2026 «~µ	4,539	4,533
Maple Oaks
TBD% due 06/01/2027 «~µ	4,830	4,830
6.200% due 12/01/2042 «~	8,917	8,840
Peachtree Canyon Apartments LLLP TBD% - 7.250% due 01/30/2027 «~µ	11,844	11,819
Touro Shakespeare
TBD% due 01/01/2044 «~µ	1,130	1,130
TBD% - 6.500% due 06/01/2028 «~µ	9,040	9,022
Vineyard At Iowa TBD% - 6.500% due 11/15/2026 «~µ	7,462	7,452
West Branch & River Road 7.057% due 01/01/2043 «~	6,796	6,639

Total Loan Participations and Assignments (Cost $276,501)		276,393

CORPORATE BONDS & NOTES 1.2%
BANKING & FINANCE 0.6%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	10,000	7,318
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060	3,000	1,050

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

VM Fund I LLC 8.625% due 02/28/2031 «	820	827

		9,195

INDUSTRIALS 0.6%
Sutter Health 5.537% due 08/15/2035	3,500	3,613
Toll Road Investors Partnership II LP 0.000% due 02/15/2043 (d)	5,597	1,980
Wild Rivers Water Park 8.500% due 11/01/2051	5,300	4,098

		9,691

Total Corporate Bonds & Notes (Cost $21,208)		18,886

MUNICIPAL BONDS & NOTES 103.1%
ALABAMA 4.1%
Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	1,700	1,701
5.000% due 06/01/2055	6,300	6,393
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	3,520	3,557
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,950	3,150
5.500% due 10/01/2054	5,400	5,829
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024 5.250% due 05/01/2055	2,220	2,283
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025 5.000% due 12/01/2055	9,900	10,478
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025 5.000% due 10/01/2035	4,045	4,217
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2026 5.000% due 07/01/2033	3,300	3,452
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,900	2,074
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2016
5.000% due 03/01/2028 ^(b)	4,350	348
5.000% due 03/01/2030 ^(b)	4,305	344
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,000	3,150
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024 5.000% due 11/01/2035	8,600	8,791
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025 5.000% due 01/01/2056	10,300	10,366

		66,133

ARIZONA 1.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2021 6.000% due 07/01/2051 ^(b)	1,500	35
Arizona Industrial Development Authority Revenue Bonds, Series 2025
2.000% due 01/01/2059 (e)	1,451	211
5.000% due 01/01/2059 (e)	2,468	1,280
5.125% due 01/01/2059	10,228	8,549
Arizona Industrial Development Authority Revenue Notes, Series 2021 5.500% due 07/01/2031 ^(b)	325	8
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049 ^(b)	1,500	1,200
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	2,180	2,087
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2016 3.500% due 07/01/2026	260	259
Salt Verde Financial Corp. Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	3,000	3,169

		16,798

ARKANSAS 1.0%
Arkansas Development Finance Authority Revenue Bonds, Series 2026 4.250% due 09/01/2046	17,000	16,901

CALIFORNIA 6.3%
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.500% due 10/01/2054	2,465	2,682
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2032 (f)	4,585	4,684
5.000% due 11/01/2055	850	868
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	7,010	3,443
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,500	1,856

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (d)	5,200	951
California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024 5.970% due 11/01/2053	5,300	5,333
California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	12,300	12,433
7.000% due 03/01/2053	3,250	3,175
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 0.000% due 01/01/2061 (d)	2,860	236
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2043	1,000	1,010
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,000	891
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	3,655	3,473
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	6,000	6,243
California Municipal Finance Authority Revenue Notes, Series 2021 3.637% due 07/01/2030	1,430	1,306
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039 ^(b)	2,451	0
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	2,710	2,710
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	2,730	2,498
CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	5,445	4,825
4.000% due 12/01/2045	3,500	2,663
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021 3.400% due 10/01/2046	790	629
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.300% due 07/01/2059	5,000	3,929
4.750% due 09/01/2062 (e)	11,000	7,200
5.000% due 09/01/2037	2,100	2,130
Firebaugh, California Revenue Notes, Series 2019 2.050% due 08/01/2029	750	700
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (d)	14,295	1,433
3.714% due 06/01/2041	2,970	2,356
3.850% due 06/01/2050	5,205	4,759
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,900	1,862
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	1,760
Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019 3.678% due 06/01/2038	2,315	2,253
River Islands Public Financing Authority, California Special Tax Bonds, Series 2022 5.750% due 09/01/2052	3,000	3,069
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2041	7,500	7,503
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (d)	1,000	179
5.000% due 06/01/2048	1,150	1,110

		102,152

COLORADO 3.6%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	4,000	3,801
Bradley Heights Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021 4.750% due 12/01/2051	6,250	4,895
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017 5.000% due 12/01/2037	4,500	4,501
Clear Creek Transit Metropolitan District No 2, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2050	700	522
7.900% due 12/15/2050	1,125	1,116
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2041	1,000	1,092
5.000% due 12/01/2042	1,000	1,085
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	863
Colorado Health Facilities Authority Revenue Bonds, Series 2022 5.500% due 11/01/2047	4,000	4,182
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (e)	6,375	5,176
Colorado State Certificates of Participation Bonds, Series 2017 4.000% due 03/15/2042	3,000	2,817
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	6,698	6,843
Dominion Water & Sanitation District, Colorado Revenue Notes, Series 2022
5.000% due 12/01/2027	1,165	1,172
5.250% due 12/01/2032	3,170	3,248
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,500	2,486
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,500	2,412

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

Reunion Metropolitan District, Colorado Revenue Bonds, Series 2021 3.625% due 12/01/2044	4,994	3,733
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	2,915	2,748
Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	1,000	777
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	500	387
Vail Home Partners Corp. Colorado Revenue Bonds, Series 2025 5.875% due 10/01/2055	2,500	2,540
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2040	1,000	993

		57,389

CONNECTICUT 5.0%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2010 2.300% due 07/01/2049	30,000	30,000
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2013 2.300% due 07/01/2042	30,000	30,000
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 2.550% due 07/01/2057	20,000	20,000

		80,000

DISTRICT OF COLUMBIA 0.3%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2018 5.000% due 10/01/2038	3,200	3,283
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024 5.250% due 10/01/2046	2,000	2,086

		5,369

FLORIDA 4.6%
Angeline Community Development District, Florida Special Assessment Bonds, Series 2025 5.500% due 05/01/2045	925	931
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.375% due 05/01/2043	3,440	3,453
Buckhead Trails II Community Development District, Florida Special Assessment Bonds, Series 2026 5.500% due 05/01/2046	500	500
Capital Projects Finance Authority, Florida Revenue Bonds, Series 2020
5.000% due 10/01/2031	1,500	1,574
5.000% due 10/01/2032	1,350	1,411
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2030	1,600	1,686
Capital Trust Agency Inc, Florida Revenue Bonds, Series 2021 5.000% due 01/01/2056	1,500	1,254
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(b)	500	121
5.000% due 07/01/2043 ^(b)	250	9
5.250% due 07/01/2048 ^(b)	250	9
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2035 (d)	2,390	1,429
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2021 0.000% due 01/01/2061 (d)	5,395	430
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.375% due 06/15/2058	3,580	3,634
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2041	500	459
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2025 6.125% due 10/01/2055	2,100	2,149
Crosswinds East Community Development District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2044	1,000	1,020
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	7,000	6,812
5.250% due 07/01/2047	2,300	2,260
5.250% due 07/01/2053	5,750	5,585
Florida Higher Educational Facilities Financing Authority Revenue Bonds, Series 2025
6.000% due 07/01/2045	4,900	4,974
6.250% due 07/01/2055	1,000	1,004
Florida Local Government Finance Commission Revenue Bonds, Series 2025
6.625% due 11/15/2045	1,500	1,589
6.750% due 11/15/2055	1,000	1,036
Gas Worx Community Development District, Florida Special Assessment Bonds, Series 2025 5.750% due 05/01/2045	1,000	1,022
Gas Worx Community Development District, Florida Special Assessment Notes, Series 2025 4.625% due 05/01/2030	345	350
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	3,335	3,337
Hamilton Bluff Community Development District, Florida Special Assessment Bonds, Series 2024 5.800% due 05/01/2054	1,000	981
Lakes of Sarasota Community Development District, Florida Revenue Bonds, Series 2018 5.000% due 07/01/2041	5,000	5,093
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2025 5.800% due 05/01/2045	2,560	2,707

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2026 5.000% due 04/01/2065	2,750	3,039
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	1,230	1,231
Newfield Community Development District, Florida Special Assessment Bonds, Series 2025 5.625% due 05/01/2045	1,800	1,837
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024 5.000% due 08/01/2054	1,090	1,045
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2035 (d)	1,250	832
Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2025 5.500% due 05/01/2045	1,560	1,548
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033 ^(b)	2,025	405
Reflection Bay Community Development District, Florida Special Assessment Bonds, Series 2025 5.625% due 05/01/2045	745	759
Reflection Bay Community Development District, Florida Special Assessment Notes, Series 2025 4.500% due 05/01/2030	330	333
Rivers Edge III Community Development District, Florida Special Assessment Bonds, Series 2025 5.750% due 05/01/2045	350	360
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2036	1,000	944
Sunrise Community Development District, Florida Special Assessment Bonds, Series 2025 5.625% due 05/01/2045	1,000	986
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2037 (d)	800	504
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	2,450	2,390
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2023 4.250% due 05/01/2028	385	389

		73,421

GEORGIA 1.3%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(b)	400	180
Atlanta Development Authority, Georgia Revenue Bonds, Series 2024 6.500% due 12/15/2048 (e)	2,700	2,439
Atlanta Development Authority, Georgia Tax Allocation Notes, Series 2024 5.000% due 04/01/2034	700	713
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,800	2,594
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2021 4.000% due 04/01/2056	2,000	1,540
Housing Authority of Douglas County, Georgia Revenue Bonds, Series 2025 5.100% due 02/01/2044	1,550	1,620
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 5.000% due 12/01/2052	5,500	5,740
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 05/01/2054	2,000	2,120
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025 5.000% due 12/01/2055	2,300	2,416
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024 5.000% due 01/01/2040	1,250	1,345

		20,707

GUAM 0.1%
Guam Department of Education Certificates of Participation Notes, Series 2020 4.250% due 02/01/2030	1,225	1,224

HAWAII 2.2%
Hawaii Department of Budget & Finance State Revenue Bonds, Series 2025 2.550% due 07/01/2060	35,000	35,000

IDAHO 0.1%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	1,524	1,454

ILLINOIS 5.9%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2036	5,900	5,697
Chicago Board of Education, Illinois General Obligation Bonds, Series 2022 5.000% due 12/01/2047	2,355	2,138
Chicago Board of Education, Illinois General Obligation Bonds, Series 2023 5.875% due 12/01/2047	3,580	3,617
Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
5.000% due 12/01/2040	2,780	2,687
5.750% due 12/01/2050	6,400	6,404
6.000% due 12/01/2043	2,200	2,327
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2047	2,085	2,085
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 07/01/2038	2,850	2,899

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.250% due 01/01/2056	1,000	1,019
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2037	2,000	2,154
5.000% due 01/01/2039	1,200	1,275
5.500% due 01/01/2044	2,625	2,831
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020 4.000% due 12/01/2050	2,250	1,926
Chicago, Illinois Certificates of Participation Bonds, Series 2016 5.000% due 03/15/2034	1,281	1,282
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2035	1,840	1,888
Chicago, Illinois General Obligation Bonds, Series 2023 5.500% due 01/01/2039	2,300	2,384
Cook County, Illinois School District No 28 General Obligation Bonds, Series 2025 5.250% due 12/01/2047	1,730	1,805
Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018 6.000% due 03/01/2048	4,857	4,762
Illinois Finance Authority Revenue Bonds, Series 2017
4.800% due 12/01/2043	2,000	2,015
5.125% due 02/15/2045 ^(b)	223	7
5.250% due 05/15/2054	2,000	1,635
5.500% due 05/15/2054	3,100	2,615
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	4,600	4,685
Illinois Finance Authority Revenue Bonds, Series 2020
3.510% due 05/15/2041	2,070	1,677
4.000% due 08/15/2039	5,370	5,101
4.000% due 08/15/2040	3,500	3,296
Illinois Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2044	8,500	9,419
Illinois Finance Authority Revenue Bonds, Series 2026 6.500% due 03/01/2055	2,142	1,904
Illinois Finance Authority Revenue Notes, Series 2024 5.000% due 11/15/2034	1,500	1,640
Illinois Sales Tax State Revenue Notes, Series 2021 5.000% due 06/15/2031	2,000	2,191
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2037	1,400	1,361
Illinois State General Obligation Bonds, Series 2020 4.000% due 10/01/2034	3,400	3,401
Illinois State General Obligation Bonds, Series 2025 5.000% due 09/01/2042	4,000	4,171
Sales Tax Securitization Corp. Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,500	1,582

		95,880

INDIANA 2.2%
Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025 5.928% due 07/01/2053	3,655	3,624
Indiana Finance Authority Revenue Bonds, Series 2012 4.250% due 11/01/2030	4,250	4,361
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039 ^(b)	10,490	525
Indiana Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2059	1,250	1,195
Indiana Finance Authority Revenue Notes, Series 2021 1.400% due 08/01/2029	2,000	1,828
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016 6.250% due 07/01/2056	2,965	2,826
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023 6.125% due 03/01/2057	3,335	3,451
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	2,965	2,836
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	1,150	1,161
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	1,000	1,010
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	12,500	13,019

		35,836

IOWA 0.6%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012 4.750% due 08/01/2042	1,850	1,850
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	1,200	1,280
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	5,640	4,764

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (d)	14,455	1,973

		9,867

KENTUCKY 1.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016 6.000% due 11/15/2036	685	539
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.000% due 07/01/2050	4,000	3,325
Kentucky Economic Development Finance Authority Revenue Notes, Series 2021 4.250% due 07/01/2031	1,380	1,344
Kentucky Public Energy Authority Revenue Bonds, Series 2022 3.632% (SOFRRATE) due 08/01/2052 ~	3,900	3,903
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	1,750	1,854
Kentucky Public Energy Authority Revenue Notes, Series 2025 5.000% due 05/01/2036	9,000	9,480
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2034	1,250	1,260

		21,705

LOUISIANA 0.7%
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2037	4,450	4,774
5.000% due 01/01/2038	4,000	4,265
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 10/01/2040	2,200	2,381

		11,420

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
3.762% due 01/01/2043	2,000	1,498
4.000% due 06/01/2036	200	194
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2045	2,100	2,256

		3,948

MASSACHUSETTS 0.5%
Commonwealth of Massachusetts General Obligation Bonds, Series 2017 4.000% due 02/01/2041	2,000	1,967
Massachusetts Development Finance Agency Revenue Bonds, Series 2026
5.500% due 10/01/2045	1,500	1,583
6.000% due 10/01/2049	3,750	4,013

		7,563

MICHIGAN 1.7%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	12,233	9,432
Detroit, Michigan General Obligation Bonds, Series 2023 6.000% due 05/01/2039	1,400	1,572
Kalamazoo Economic Development Corp., Michigan Revenue Bonds, Series 2026 6.250% due 08/15/2056	1,000	1,006
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (d)	5,000	1,334
0.000% due 06/01/2065 (d)	30,650	2,958
5.000% due 06/01/2040	4,895	5,036
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,100	859
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (d)	38,000	5,167

		27,364

MINNESOTA 3.0%
Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018 5.000% due 02/15/2048	1,515	1,515
Minneapolis, Minnesota Revenue Bonds, Series 2018 5.000% due 11/15/2049	2,000	1,940
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,000	1,077
5.000% due 01/01/2036	1,900	2,026
Rochester, Minnesota Revenue Bonds, Series 2025 2.300% due 11/15/2064	40,000	40,000

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	1,500	1,513

		48,071

MISSOURI 0.1%
Cape Girardeau County, Missouri Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 03/01/2046	1,400	1,307

MULTI-STATE 1.9%
FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025 4.604% due 06/25/2042	2,095	2,145
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022 3.125% due 09/25/2036	1,883	1,744
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.922% due 12/25/2036	10,131	10,064
4.139% due 08/25/2040	8,455	8,504
4.140% due 01/25/2040	7,775	7,711

		30,168

NEVADA 0.3%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	2,020	1,989
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (d)	22,500	3,521

		5,510

NEW HAMPSHIRE 1.6%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	8,328	8,358
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.511% due 08/20/2039 (a)	7,788	296
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
3.824% due 11/20/2042	6,857	6,589
5.625% due 06/01/2039	1,600	1,601
New Hampshire Business Finance Authority Revenue Notes, Series 2022 4.000% due 12/01/2028	4,050	4,102
New Hampshire Business Finance Authority Revenue Notes, Series 2023 5.087% due 07/20/2027	5,144	5,212

		26,158

NEW JERSEY 1.0%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	690	691
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2040	1,000	983
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2036	2,500	2,728
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	5,000	5,016
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (d)	2,000	1,593
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	4,785	4,660

		15,671

NEW MEXICO 0.5%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	8,440	7,923

NEW YORK 11.8%
Build NYC Resource Corp. New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	6,800	5,669
Build NYC Resource Corp. New York Revenue Notes, Series 2022 5.000% due 06/01/2032	200	203
New York City, New York General Obligation Bonds, Series 2025
2.700% due 02/01/2055	19,055	19,055
2.900% due 02/01/2055	10,000	10,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 2.650% due 06/15/2044	25,000	25,000
New York City, New York Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2009 2.700% due 06/15/2041	15,000	15,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	1,000	996
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023 5.000% due 05/01/2053	4,900	5,002
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2024 5.000% due 05/01/2047	5,500	5,704
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2025 5.000% due 11/01/2053	2,900	2,971

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026 5.000% due 02/01/2045	5,000	5,292
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2048	5,000	5,234
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 05/01/2048	4,000	4,120
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (d)	26,000	2,097
0.000% due 06/01/2060 (d)	90,000	3,641
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	4,865	4,970
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	17,000	17,001
5.375% due 11/15/2040	4,500	4,481
New York State Dormitory Authority Revenue Bonds, Series 2025 5.000% due 07/01/2036	1,000	1,089
New York State Thruway Authority Revenue Bonds, Series 2025 5.000% due 03/15/2042	3,500	3,826
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025 5.500% due 06/30/2059	17,400	17,884
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2036	500	508
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	3,400	3,730
New York Transportation Development Corp. Revenue Bonds, Series 2025 6.000% due 06/30/2041	1,125	1,250
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2027	5,000	5,070
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	8,000	8,131
New York Transportation Development Corp. Revenue Notes, Series 2021 2.250% due 08/01/2026	670	668
Port Authority of New York & New Jersey Revenue Bonds, Series 1994 6.125% due 06/01/2094	2,000	2,004
Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (d)	62,170	5,273
Westchester County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2025 6.500% due 11/01/2055 (f)	1,000	1,105
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025 7.500% due 11/01/2055 (f)	3,000	3,297
Yonkers Economic Development Corp. New York Revenue Bonds, Series 2019 5.000% due 10/15/2054	930	820

		191,091

NORTH CAROLINA 0.5%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 2.750% due 01/15/2042	8,310	8,310

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021
6.625% due 12/15/2031 ^(b)	1,500	0
7.000% due 12/15/2043 ^(b)	1,000	0

		0

OHIO 6.0%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2025 2.750% due 11/01/2050	25,000	25,000
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (d)	89,365	6,536
5.000% due 06/01/2055	30,000	24,225
Cleveland-Cuyahoga County, Ohio Port Authority Tax Allocation Bonds, Series 2021 4.000% due 12/01/2055	910	688
Columbus-Franklin County, Ohio Finance Authority Revenue Bonds, Series 2025 6.050% due 01/01/2046	800	806
Dayton-Montgomery County, Ohio Port Authority Revenue Bonds, Series 2025 6.625% due 01/01/2045	1,300	1,362
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2037	650	660
5.000% due 12/01/2044	2,500	2,489
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2034	1,425	1,566
Montgomery County, Ohio Revenue Bonds, Series 2018 6.250% due 04/01/2049 ^(b)	2,528	32
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	1,000	954
Ohio Air Quality Development Authority Revenue Bonds, Series 2015 4.250% due 11/01/2040	2,000	2,026
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	13,350	12,105
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.250% due 11/01/2039	5,045	5,089
Ohio Air Quality Development Authority Revenue Bonds, Series 2026 4.350% due 06/30/2040	950	935

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

Ohio Housing Finance Agency Revenue Bonds, Series 2025
6.250% due 01/01/2045	2,600	2,685
6.300% due 01/01/2045	3,660	3,727
6.375% due 01/01/2045	1,000	1,040
6.500% due 01/01/2045	1,100	1,135
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009 4.750% due 06/01/2033	2,585	2,667
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, Series 2025 6.500% due 01/01/2045	1,300	1,354

		97,081

OKLAHOMA 0.1%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2036	1,230	1,153

OREGON 0.1%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2018 5.000% due 05/15/2052	355	322
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2020 5.375% due 11/15/2055	750	733

		1,055

PENNSYLVANIA 3.2%
Berks County, Pennsylvania Municipal Authority Revenue Notes, Series 2024
6.000% due 06/30/2034	770	821
8.000% due 06/30/2034	1,539	1,571
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	1,645	1,752
Bucks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	1,050	882
5.000% due 07/01/2039	2,850	2,920
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	4,810	4,627
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	7,000	6,066
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 3.520% (MUNIPSA) due 08/15/2038 ~(f)	2,800	2,765
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,000	1,881
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,170	1,537
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023 4.450% due 10/01/2034	5,000	5,128
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024 5.000% due 11/01/2044	1,300	1,240
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2039	1,375	1,333
Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015 6.000% due 07/01/2045	5,000	5,000
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 5.250% due 12/01/2038	2,000	2,004
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 12/31/2038	1,150	1,151
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2040	5,000	5,327
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023 5.000% due 07/01/2042	2,000	2,037
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025 5.450% due 01/01/2051	1,200	1,305
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	2,500	2,543

		51,890

PUERTO RICO 8.8%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2005 0.000% due 05/15/2050 (d)	8,800	1,758
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (d)	87,500	4,056
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	9,005	6,045
0.000% due 11/01/2051	52,041	32,653
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.625% due 07/01/2027	2,758	2,812
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	18,167	17,822
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012 5.000% due 07/01/2029 ^(b)	17,700	11,770
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (d)	69,270	24,394
0.000% due 07/01/2051 (d)	105,489	27,039
5.000% due 07/01/2058	8,130	7,741

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,200	1,184
4.550% due 07/01/2040	4,493	4,481

		141,755

RHODE ISLAND 0.7%
Rhode Island Health and Educational Building Corp. Revenue Bonds, (AGM Insured),Series 2025
5.000% due 07/01/2039	350	365
5.000% due 07/01/2040	350	362
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (d)	1,700	241
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	10,000	9,798

		10,766

SOUTH CAROLINA 0.2%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	3,100	3,311
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2021 6.500% due 06/01/2051 ^(b)	500	55

		3,366

TENNESSEE 1.2%
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.500% due 07/01/2037	1,420	1,071
5.625% due 01/01/2046	1,900	1,281
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023 4.875% due 10/01/2038	4,935	5,035
Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, Series 2021 0.000% due 06/01/2043 (d)	1,915	838
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	5,750	6,115
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	5,000	5,289

		19,629

TEXAS 12.0%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	2,675	134
12.000% due 12/01/2045 ^(b)	9,000	450
Arlington Higher Education Finance Corp. Texas Revenue Bonds, Series 2025 5.750% due 06/15/2055	3,000	3,010
Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	1,750	1,763
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042 ^(b)	2,812	141
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043 ^(b)	2,162	108
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,250	2,229
6.500% due 07/01/2026	2,750	2,713
Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2041	3,850	4,088
Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	3,000	2,783
Denton Essential Investments Public Facility Corp.
5.625% due 12/31/2055	2,700	2,738
5.875% due 12/31/2045	1,000	1,023
7.095% due 06/01/2059 «~	3,700	3,726
7.095% due 06/02/2059 «~	12,800	12,977
Denton, Texas Essential Investments Public Facility Corp.
6.697% due 01/01/2043 «	1,880	1,849
6.697% due 01/01/2059 «	8,000	7,795
Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025 5.000% due 02/15/2048	1,310	1,356
Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	5,000	5,312
5.500% due 07/15/2036	8,000	8,438
5.500% due 07/15/2037	2,500	2,619
5.500% due 07/15/2039	1,500	1,555
Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	2,550	2,564
Mission Economic Development Corp. Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	4,250	4,244
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(b)	2,510	1,958
4.000% due 07/01/2036 ^(b)	2,065	1,967
5.000% due 07/01/2046 ^(b)	12,245	10,258
5.000% due 07/01/2051 ^(b)	700	665

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

5.750% due 07/01/2051 ^(b)	1,400	913
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017 5.000% due 07/01/2047 ^(b)	1,500	1,073
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2019
4.000% due 12/01/2054	450	329
5.000% due 12/01/2054	250	219
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2025 2.900% due 08/01/2055	24,000	24,000
Pilot Point, Texas Special Assessment Notes, Series 2025
5.000% due 09/15/2030	600	612
5.250% due 09/15/2035	740	766
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 2.700% due 11/15/2050	1,000	1,000
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025 5.000% due 11/15/2049	2,000	2,052
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2026
2.550% due 11/15/2063	22,650	22,650
2.700% due 11/15/2063	40,000	40,000
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.087% (TSFR3M) due 12/15/2026 ~	3,000	3,001
Texas Transportation Finance Corp. Revenue Bonds, Series 2025 5.000% due 10/01/2050	9,040	9,333

		194,411

UTAH 1.0%
Downtown Daybreak Public Infrastructure District No 1, Utah Tax Allocation Bonds, Series 2026 5.875% due 03/01/2051	1,250	1,262
Downtown Revitalization Public Infrastructure District, Utah Revenue Notes, Series 2025 5.000% due 07/15/2035	4,925	4,945
Mida Cormont Public Infrastructure District, Utah General Obligation Bonds, Series 2025
6.250% due 06/01/2055	550	573
6.750% due 06/01/2055 (e)	1,350	1,158
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	1,845	1,536
Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.750% due 06/15/2044	2,125	2,191
6.000% due 06/15/2054	4,000	4,081

		15,746

VIRGINIA 1.4%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	4,240	4,096
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021 4.000% due 01/01/2041	455	430
Virginia Beach Development Authority Revenue Bonds, Series 2023 7.000% due 09/01/2053	3,500	3,821
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (d)	29,035	827
5.000% due 07/01/2034	7,290	6,484
7.500% due 07/01/2052 ^(b)	4,170	2,502
Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2042	2,150	2,279
5.000% due 06/15/2043	1,445	1,522

		21,961

WASHINGTON 0.7%
Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2038	1,075	886
5.000% due 07/01/2048	500	367
5.000% due 07/01/2053	1,100	762
Washington State Housing Finance Commission Revenue Bonds, Series 2024 3.812% due 03/01/2050	4,549	4,385
Washington State Housing Finance Commission Revenue Bonds, Series 2025
6.000% due 01/01/2046	4,500	4,525
7.000% due 07/01/2064	700	720

		11,645

WEST VIRGINIA 1.6%
Montgomery County, West Virginia Tax Allocation Bonds, Series 2023
5.750% due 06/01/2043	875	928
6.000% due 06/01/2053	1,315	1,371
Montgomery County, West Virginia Tax Allocation Notes, Series 2023 5.000% due 06/01/2033	395	410
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)	70,100	6,513
West Virginia Economic Development Authority Revenue Bonds, Series 2025
4.625% due 04/15/2055	5,000	5,088
5.450% due 01/01/2055	6,860	7,458

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2043	4,000	4,291

		26,059

WISCONSIN 2.7%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	4,500	3,150
7.000% due 01/01/2050	1,000	1,053
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048 ^(b)	2,000	900
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054 ^(b)	1,500	925
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
5.000% due 01/01/2055	1,000	845
5.250% due 03/01/2045	1,500	1,445
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (d)	4,515	360
4.000% due 09/30/2051	985	812
4.000% due 03/31/2056	4,150	3,322
4.000% due 07/01/2056	2,250	1,598
5.625% due 06/01/2050	1,610	1,595
6.500% due 06/01/2045	3,100	2,767
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024 5.750% due 07/01/2054	1,100	1,125
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2043	1,000	1,030
5.000% due 11/15/2044	1,000	1,023
5.750% due 12/31/2065	5,000	5,107
Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.000% due 09/01/2029 (d)	342	266
6.125% due 12/15/2029	4,045	4,086
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2033 (d)	2,755	2,078
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2046	4,000	3,582
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024 5.875% due 07/01/2055	2,400	2,388
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2025
6.250% due 11/15/2055	3,665	3,603
6.375% due 07/01/2045	1,030	1,091

		44,151

Total Municipal Bonds & Notes (Cost $1,701,079)		1,665,008

U.S. GOVERNMENT AGENCIES 4.2%
Federal Home Loan Mortgage Corp.
3.600% due 06/01/2043	3,255	2,987
3.700% due 09/01/2038	9,785	9,354
3.790% due 07/01/2040	3,138	2,997
3.800% due 12/01/2038	8,734	8,346
3.850% due 02/01/2038 - 07/01/2039	9,982	9,571
4.000% due 01/01/2039	1,386	1,355
4.600% due 03/01/2041	2,600	2,660
4.900% due 02/01/2040	2,951	3,107
5.210% due 08/01/2040	6,587	7,163
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
2.802% due 04/25/2043 ~	3,616	3,104
2.951% due 01/25/2039 ~	7,800	5,191
3.198% due 01/25/2043 ~	3,800	2,536
4.979% due 01/25/2042 ~	3,600	2,914
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate 4.269% due 07/15/2040 •	5,828	5,955

Total U.S. Government Agencies (Cost $65,204)		67,240

U.S. TREASURY OBLIGATIONS 7.0%
U.S. Treasury Notes
3.375% due 02/29/2028	40,500	40,184
3.500% due 02/28/2031	33,000	32,362
4.125% due 03/31/2031	2,700	2,719
4.250% due 02/28/2031	15,600	15,804
4.625% due 04/30/2031	20,700	21,318

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

Total U.S. Treasury Obligations (Cost $112,436)		112,387

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Multifamily Tax-Exempt Mortgage-backed Securities 4.770% due 07/01/2043	6,000	6,146

Total Non-Agency Mortgage-Backed Securities (Cost $6,000)		6,146

	SHARES
MUTUAL FUNDS 2.1%
BlackRock MuniYield Quality Fund III, Inc.	490,934	5,160
Invesco Quality Municipal Income Trust	461,597	4,441
Nuveen AMT-Free Municipal Credit Income Fund	470,900	5,806
Nuveen California Quality Municipal Income Fund	401,979	4,683
Nuveen Municipal Credit Income Fund	462,380	5,632
Nuveen Quality Municipal Income Fund	300,646	3,457
Western Asset Managed Municipals Fund, Inc.	544,800	5,601

Total Mutual Funds (Cost $38,054)		34,780

COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
AM Bidco Holdings LLC «(c)	419	0

Total Common Stocks (Cost $0)		0

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
SVB Financial Trust 0.000% due 11/07/2032 (d)	122,000	8

Total Preferred Securities (Cost $2,752)		8

SHORT-TERM INSTRUMENTS 4.5%
REPURCHASE AGREEMENTS (g) 4.1%		66,800

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 0.4%
Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	$4,000	4,011
Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	2,600	2,608

Total Municipal Bonds & Notes (Cost $6,613)		6,619

Total Short-Term Instruments (Cost $73,413)		73,419

Total Investments in Securities (Cost $2,296,647)		2,254,267

Total Investments 139.6% (Cost $2,296,647)		$2,254,267
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (34.1)%		(549,505)
Other Assets and Liabilities, net (5.5)%		(90,315)

Net Assets Applicable to Common Shareholders 100.0%		$1,614,447

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Security becomes interest bearing at a future date.
(f)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

AM Bidco Operations LLC				0.000%	10/21/2027	10/21/2025 - 04/01/2026	$9,083	$8,672	0.54%
Anchor Senior Living				6.020	10/01/2042	01/09/2025	13,722	14,049	0.87
City of Woodland				4.400	09/01/2034	07/26/2023	12,754	12,839	0.80
Lehigh County, Pennsylvania Revenue Bonds, Series 2019				3.520	08/15/2038	09/14/2021	2,831	2,765	0.17
Westchester County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2025				6.500	11/01/2055	08/25/2025	1,000	1,105	0.07
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025				7.500	11/01/2055	08/25/2025	3,000	3,297	0.20

							$42,390	$42,727	2.65%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC STR	3.660%	03/31/2026	04/01/2026	$66,800	U.S. Treasury Bonds 4.250% - 4.500% due 08/15/2054 - 11/15/2054		$(29,795)	$66,800	$66,807
					U.S. Treasury Inflation Protected Securities 2.375% due 02/15/2055 - 02/15/2056		(38,341)

Total Repurchase Agreements							$(68,136)	$66,800	$66,807

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(2,894) at a weighted average interest rate of 3.684%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$276,393	$276,393
Corporate Bonds & Notes
Banking & Finance	0	1,050	8,145	9,195
Industrials	0	9,691	0	9,691
Municipal Bonds & Notes
Alabama	0	66,133	0	66,133
Arizona	0	16,798	0	16,798
Arkansas	0	16,901	0	16,901
California	0	102,152	0	102,152
Colorado	0	57,389	0	57,389
Connecticut	0	80,000	0	80,000
District of Columbia	0	5,369	0	5,369
Florida	0	73,421	0	73,421
Georgia	0	20,707	0	20,707
Guam	0	1,224	0	1,224
Hawaii	0	35,000	0	35,000
Idaho	0	1,454	0	1,454
Illinois	0	95,880	0	95,880
Indiana	0	35,836	0	35,836
Iowa	0	9,867	0	9,867
Kentucky	0	21,705	0	21,705
Louisiana	0	11,420	0	11,420
Maryland	0	3,948	0	3,948
Massachusetts	0	7,563	0	7,563
Michigan	0	27,364	0	27,364
Minnesota	0	48,071	0	48,071
Missouri	0	1,307	0	1,307
Multi-State	0	30,168	0	30,168
Nevada	0	5,510	0	5,510
New Hampshire	0	26,158	0	26,158
New Jersey	0	15,671	0	15,671
New Mexico	0	7,923	0	7,923
New York	0	191,091	0	191,091
North Carolina	0	8,310	0	8,310
Ohio	0	97,081	0	97,081
Oklahoma	0	1,153	0	1,153
Oregon	0	1,055	0	1,055
Pennsylvania	0	51,890	0	51,890
Puerto Rico	0	141,755	0	141,755
Rhode Island	0	10,766	0	10,766
South Carolina	0	3,366	0	3,366
Tennessee	0	19,629	0	19,629
Texas	0	168,064	26,347	194,411
Utah	0	15,746	0	15,746
Virginia	0	21,961	0	21,961
Washington	0	11,645	0	11,645
West Virginia	0	26,059	0	26,059
Wisconsin	0	44,151	0	44,151
U.S. Government Agencies	0	67,240	0	67,240
U.S. Treasury Obligations	0	112,387	0	112,387
Non-Agency Mortgage-Backed Securities	0	6,146	0	6,146
Mutual Funds	34,780	0	0	34,780
Preferred Securities
Industrials	0	8	0	8
Short-Term Instruments
Repurchase Agreements	0	66,800	0	66,800
Municipal Bonds & Notes	0	6,619	0	6,619

Total Investments	$34,780	$1,908,602	$310,885	$2,254,267

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 12/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$262,974	$18,625	$(4,459)	$212	$5	$(964)	$0	$0	$276,393	$(647)
Corporate Bonds & Notes
Banking & Finance	8,505	0	(193)	0	2	(169)	0	0	8,145	(124)
Municipal Bonds & Notes(2)
Texas	26,590	0	0	0	0	(243)	0	0	26,347	(243)

Consolidated Schedule of Investments PIMCO Flexible Municipal Income Fund (Cont.)	March 31, 2026 (Unaudited)

Totals	$298,069	$18,625	$(4,652)	$212	$7	$(1,376)	$0	$0	$310,885	$(1,014)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$8,672	Comparable Companies			Revenue Multiple		X	1.800-	—
		267,721	Discounted Cash Flow			Discount Rate			5.169 - 9.960	6.637
Corporate Bonds & Notes
	Banking & Finance	8,145	Discounted Cash Flow			Discount Rate			7.926 - 24.718	23.014
Municipal Bonds & Notes
	Texas	26,347	Discounted Cash Flow			Discount Rate			6.640 – 8.400	7.035

Total		$310,885

	(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

	(2)								Sector type updated from Loan Participations and Assignments to Municipal Bonds & Notes since prior fiscal year end

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Fund’s subsidiary was formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and its subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiary.

Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets†
14751 SPV I LLC	06/29/2023	2.0%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation PoliciesThe net asset value (“NAV”) of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fundportfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (”ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments, and in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Notes to Financial Statements(Cont.)

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the marketderived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that theValuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund
AGM	Assured Guaranty Municipal	HUD	U.S. Department of Housing and Urban Development

Other Abbreviations:
BABs	Build America Bonds	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding
TBA	To-Be-Announced